Consolidated Statement of Cash Flows (Unaudited) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Income/(loss) for the year	$ 27,782	$ (66,628)	$ (37,065)
Non-cash items:
Depreciation and amortization	3,571	4,933	8,893
Share-based compensation expense	22,850	4,415	14,698
(Gain)/loss on investment held at fair value	2,398	(77,945)	32,060
Realized (gain)/loss on sale of investments	(151)	265	29,303
Gain on dilution of ownership interest in associate	(199)	0	(28,220)
Impairment of investment in associates	0	0	8,390
Gain on deconsolidation of subsidiary	(151,808)	(61,787)	(27,251)
Share of net income/(loss) of associates accounted for using the equity method	8,754	6,055	27,749
(Gain)/loss on investments in notes from associates	(13,131)	27,630	0
Fair value gain on other financial instruments	0	0	(8,163)
(Gain)/loss on disposal of assets	14	318	138
Impairment of fixed assets	226	1,260
Income taxes expense (benefit)	(4,008)	30,525	(55,719)
Finance (income)/costs, net	(4,773)	(5,078)	(138,924)
Changes in operating assets and liabilities:
Trade and other receivables	629	9,750	(7,734)
Prepaid expenses and other financial assets	(1,262)	2,834	(862)
Deferred revenue	0	(283)	2,123
Trade and other payables	(9,695)	3,844	22,033
Other	92	1,374	359
Income taxes paid	(37,913)	(150)	(20,696)
Interest received	23,547	14,454	3,460
Interest paid	(1,295)	(1,701)	(3,366)
Net cash used in operating activities	(134,369)	(105,917)	(178,792)
Cash flows from investing activities:
Purchase of property and equipment	(11)	(70)	(2,176)
Proceeds from sale of property and equipment	255	865	0
Purchases of intangible assets	0	(175)	0
Investment in associates	(14,400)	0	(19,961)
Purchase of investments held at fair value	0	0	(5,000)
Sale of investments held at fair value	298,109	33,309	118,710
Short-term note to associate	(660)	0	0
Repayment of short-term note from associate	660	0	15,000
Purchase of convertible note from associate	0	(16,850)	(15,000)
Cash derecognized upon loss of control over subsidiary	(91,570)	(13,784)	(479)
Purchases of short-term investments	(308,942)	(178,860)	(248,733)
Proceeds from maturity of short-term investments	357,447	244,556	50,000
Receipt of payment of sublease	0	0	415
Net cash provided by (used in) investing activities	240,888	68,991	(107,223)
Cash flows from financing activities:
Receipts from Royalty Purchase Agreement	25,000	100,000	0
Issuance of subsidiary preferred Shares	68,100	0	0
Issuance of Subsidiary Convertible Note	0	0	393
Payment of lease liability	(3,394)	(3,338)	(4,025)
Exercise of stock options	895	1,153	332
NCI exercise of stock options in subsidiary	0	0	7
Repurchase of ordinary shares from Tender Offer	(102,768)	0	0
Purchase of treasury stock	(4,791)	(19,650)	(26,492)
Other	0	(23)	(41)
Net cash provided by (used in) financing activities	(16,958)	78,141	(29,827)
Net increase (decrease) in cash and cash equivalents	89,560	41,215	(315,842)
Cash and cash equivalents at beginning of year	191,081	149,866	465,708
Cash and cash equivalents at end of period	280,641	191,081	149,866
Supplemental disclosure of non-cash investment and financing activities:
Purchase of intangible assets not yet paid in cash	0	25	0
Cost associated with Tender Offer not yet paid in cash	2,076	0	0
Settlement of restricted stock units through issuance of equity	$ 1,301	$ 1,142	$ 1,528